RELATED PARTIES - Promissory Note (Details) - Promissory note - USD ($)	Sep. 30, 2026	Jan. 07, 2026	Dec. 31, 2025	Sep. 05, 2025
RELATED PARTIES
Promissory note - related party	$ 123,988		$ 123,988
Subsequent events
RELATED PARTIES
Promissory note - related party		$ 123,988
Maximum
RELATED PARTIES
Face amount of debt				$ 250,000